Basis of Preparation and Presentation	12 Months Ended
Dec. 31, 2024
Basis Of Preparation And Presentation [Abstract]
Basis of Preparation and Presentation
2.
BASIS OF PREPARATION AND PRESENTATION

These consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) (IFRS Accounting Standards) and were approved by the Board of Directors on March 14, 2025.

These consolidated financial statements are expressed in United States dollars (“US$” or “US dollar”), the Company’s presentation currency, and have been prepared on a historical cost basis. The accounting policies set out in Note 3 have been applied consistently to all the years presented in these consolidated financial statements, unless otherwise stated.